United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: December 31, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:			3601 Green Road
				Suite 102
				Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kara Downing
Title: 	Chief Compliance Officer
Phone:	216-464-6266
Signature, Place and Date of Signing:

Kara Downing	Cleveland, Ohio		February 6, 2012

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	40

Form 13F Information Table Value Total:	$78,058,062


	Title of		Value		Invst	Other	Voting Authority
Name of Issuer	Class		(x$1000)	Shares	Disc	Mngrs	Sole	Shared	None

Exxon Mobil Corp.	Com	30231G102	12,985	150031	Sole		150031
Apple Computer Inc.	Com	037833100	3,212	6036	Sole		6036
Mylan Inc.	Com	628530107	2,755	100376	Sole		100376
Danaher Corp Del	Com	235851102	2,618	46831	Sole		46831
Lowes Companies Inc.	Com	548661107	2,616	73637	Sole		73637
CVS Caremark Corp	Com	126650100	2,428	50220	Sole		50220
International Business Machine	Com	459200101	2,394	12498	Sole		12498
Google Inc.	Com	38259P508	2,394	3384	Sole		3384
Novartis A G ADR	Com	66987V109	2,367	37392	Sole		37392
Cerner Corporation	Com	156782104	2,348	30292	Sole		30292
Verizon Communications	Com	92343V104	2,250	52001	Sole		52001
Accenture Ltd.	Com	G1151C101	2,176	32719	Sole		32719
Fiserv Inc.	Com	337738108	2,170	27456	Sole		27456
ConocoPhillips	Com	20825C104	2,170	37414	Sole		37414
McKesson Corp.	Com	58155Q103	2,167	22352	Sole		22352
Scripps Networks Interactive I	Com	811065101	2,106	36368	Sole		36368
Stericycle Inc.	Com	858912108	2,009	21532	Sole		21532
ANSYS Inc.	Com	03662Q105	1,874	27833	Sole		27833
Thermo Fisher Scientific Inc.	Com	883556102	1,857	29116	Sole		29116
Huntington Bancshares	Com	446150104	1,826	285807	Sole		285807
Intel Corporation	Com	458140100	1,823	88388	Sole		88388
Microsoft Corporation	Com	594918104	1,822	68219	Sole		68219
Harman International Industrie	Com	413086109	1,811	40565	Sole		40565
Oracle Corporation	Com	68389X105	1,800	54008	Sole		54008
Chevron Corporation	Com	166764100	1,652	15279	Sole		15279
Travelers Companies Inc.	Com	89417E109	1,636	22783	Sole		22783
Procter & Gamble Co	Com	742718109	1,611	23726	Sole		23726
Colgate Palmolive Co	Com	194162103	1,549	14821	Sole		14821
Public Svc Enterprise Group In	Com	744573106	1,389	45395	Sole		45395
Apache Corp.	Com	037411105	1,325	16875	Sole		16875
BP PLC ADR	Com	055622104	1,181	28374	Sole		28374
Lincoln Elec Hldgs Inc.	Com	533900106	711	14615	Sole		14615
Eaton Corp PLC F	Com	278058102	691	12750	Sole		12750
FreeportMcMoRan Copper & Gold	Com	35671D857	611	17853	Sole		17853
General Elec Company	Com	369604103	390	18572	Sole		18572
Philip Morris International In	Com	718172109	390	4660	Sole		4660
Disney Walt Co.	Com	254687106	260	5218	Sole		5218
Automatic Data Processing Inc.	Com	053015103	237	4160	Sole		4160
Berkshire Hathaway Inc. Cl B	Com	084670702	225	2505	Sole		2505
America Movil S A De C V Spon	Com	02364W105	223	9650	Sole		9650